OTHER INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Balance at beginning of year	$ 188	$ 86
Balance at end of year	117	188	$ 86
Other
Disclosure of financial assets [line items]
Balance at beginning of year	188	170
Balance at end of year	117	188	170
Equity investments | Book value of listed investments
Disclosure of financial assets [line items]
Balance at beginning of year	186	82
Balance at end of year	116	186	82
Non-current investments
Disclosure of financial assets [line items]
Non-current other investments	117	188	76
Non-current investments | Equity investments
Disclosure of financial assets [line items]
Balance at beginning of year	186	72
Balance at end of year	116	186	72
Non-current investments | Equity investments | Corvus Gold Inc.
Disclosure of financial assets [line items]
Balance at beginning of year	59	41
Balance at end of year	80	59	41
Non-current investments | Equity investments | Pure Gold Mining
Disclosure of financial assets [line items]
Balance at beginning of year	126	31
Balance at end of year	35	126	31
Non-current investments | Equity investments | Other
Disclosure of financial assets [line items]
Balance at beginning of year	1	0
Balance at end of year	1	1	0
Non-current investments | Equity investments | Equity investments at fair value though OCI (FVTOCI)
Disclosure of financial assets [line items]
Balance at beginning of year	186	72	63
Additions	3	9	9
Transfer from unlisted non-current investments	0	7	0
Fair value adjustments	(73)	98	0
Balance at end of year	116	186	72
Non-current investments | Equity investments | Equity investments at fair value though OCI (FVTOCI) | Corvus Gold Inc.
Disclosure of financial assets [line items]
Fair value adjustments	21	18
Non-current investments | Equity investments | Equity investments at fair value though OCI (FVTOCI) | Pure Gold Mining
Disclosure of financial assets [line items]
Fair value adjustments	(94)	81
Non-current investments | Financial assets at fair value | Book value of unlisted investments
Disclosure of financial assets [line items]
Balance at beginning of year	2	4	47
Additions	0	0	45
Maturities	0	0	(44)
Transfer to non-current assets and liabilities held for sale	0	0	(48)
Transfer from unlisted non-current investments	0	7	0
Fair value adjustments	0	0	2
Fair value adjustments - FVTPL	(1)	5	0
Translation	0	0	2
Balance at end of year	1	2	4
Non-current investments | Financial assets outside scope of IFRS 7 | Book value of unlisted investments
Disclosure of financial assets [line items]
Balance at beginning of year	2	4
Balance at end of year	1	2	4
Current investments | Equity investments | Equity investments at fair value though OCI (FVTOCI)
Disclosure of financial assets [line items]
Balance at beginning of year	0	10
Balance at end of year	$ 0	$ 0	$ 10